BORROWINGS - Long term borrowings (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CNY (¥)
Debt Instrument [Line Items]
Amount repaid					$ 5,089,717		$ 1,063,670		$ 2,417,192
Current portion of long-term borrowings	$ 1,183,926				1,376,319		1,183,926
Borrowings from Shanghai Pudong Development Bank Co., Ltd., one
Debt Instrument [Line Items]
Amount borrowed																			$ 1,176,342	¥ 7,500,000
Term of the debt																			3 years	3 years
Interest rate (as a percent)																			5.46%	5.46%
Amount repaid					529,354	¥ 3,375,000	196,057	¥ 1,250,000	$ 58,817	¥ 375,000
Current portion of long-term borrowings	529,354				392,114		529,354				¥ 2,500,000			¥ 3,375,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., two
Debt Instrument [Line Items]
Amount borrowed																	$ 941,074	¥ 6,000,000
Term of the debt																	3 years	3 years
Interest rate (as a percent)																	5.23%	5.23%
Amount repaid	156,846	¥ 1,000,000	$ 47,054	¥ 300,000	423,483	2,700,000
Current portion of long-term borrowings	423,483				313,691		423,483				2,000,000			2,700,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., three
Debt Instrument [Line Items]
Amount borrowed															$ 2,587,952	¥ 16,500,000
Term of the debt															3 years	3 years
Interest rate (as a percent)															4.27%	4.27%
Amount repaid					258,796	¥ 1,650,000
Current portion of long-term borrowings	$ 258,796				603,855		$ 258,796				3,850,000			¥ 1,650,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., four
Debt Instrument [Line Items]
Amount borrowed												$ 1,333,186	¥ 8,500,000
Term of the debt												3 years	3 years
Interest rate (as a percent)												4.05%	4.05%
Current portion of long-term borrowings					$ 66,659						¥ 425,000